Share-based payments	12 Months Ended
Dec. 31, 2023
Disclosure of share based payments [abstract]
Share-based payments
22. Share-based payments
Charges for share-based incentive plans were as follows:

	2023	2022	2021
	£m	£m	£m
Share-based payments	140.1	122.0	99.6
Share-based payments comprise charges for stock options and restricted stock awards to employees of the Group.
As of 31 December 2023, there was £179.9 million (2022: £200.7 million) of total unrecognised compensation cost related to the Group’s restricted stock plans.
Restricted stock plans
The Group operates a number of equity-settled share incentive schemes, in most cases satisfied by the delivery of stock from one of the Group’s ESOP Trusts. The most significant current schemes are as follows:
Executive Performance Share Plan (EPSP)
This scheme is intended to reward and incentivise the most senior executives of the Group. The performance period is three or five complete financial years, commencing with the financial year in which the award is granted. The vest date will usually be in the March following the end of the performance period. Vesting is conditional on continued employment throughout the vesting period.
The 2020, 2021, 2022 and 2023 EPSP awards are subject to three equally weighted performance conditions: three-year average Return on Invested Capital (ROIC), cumulative Adjusted Free Cash Flow (AFCF), and relative Total Shareholder Return (TSR). Achieving the threshold performance requirement will result in a vesting opportunity of 20% for that element. The vesting opportunity will increase on a straight-line basis to 100% of the award for maximum performance. The Compensation Committee has an overriding discretion to determine the extent to which the award will vest.
Performance Share Awards (PSA)
Conditional stock awards made under the PSA are dependent upon annual performance targets, typically based on one or more of: operating profit, profit before taxation and operating margin. Grants are made in the year following the year of performance measurement, and vest two years after grant date provided the individual concerned is continually employed by the Group throughout this time.
Leadership Share Awards
WPP Leadership Awards are conditional stock awards made to around 1,900 of our key executives. Awards vest three years after grant, provided the participant is still employed within the Group.
Valuation methodology
For all of these schemes, the valuation methodology is based upon fair value on grant date, which is determined by the market price on that date or the application of a Black-Scholes model, depending upon the characteristics of the scheme concerned. The assumptions underlying the Black-Scholes model are detailed below including details of assumed dividend yields. Market price on any given day is obtained from external, publicly available sources.
Market/non-market conditions
Most share-based plans are subject to non-market performance conditions, such as margin or growth targets, as well as continued employment. EPSP is subject to a number of performance conditions, including TSR, a market-based condition.
For schemes without market-based performance conditions, the valuation methodology above is applied and, at each year-end, the relevant charge for each grant is revised, if appropriate, to take account of any changes in estimate of the likely number of shares expected to vest.
For schemes with market-based performance conditions, the probability of satisfying these conditions is assessed at grant date through a statistical model (such as the Monte Carlo model) and applied to the fair value. This initial valuation remains fixed throughout the life of the relevant plan, irrespective of the actual outcome in terms of performance. Where a lapse occurs due to cessation of employment, the cumulative charge taken to date is reversed.
Movement on ordinary shares granted for significant restricted stock plans:

	Non-vested 1 January 2023 number m		Granted number m		Forfeited number m		Vested number m		Non-vested 31 December 2023 number m
Executive Performance Share Plan (EPSP)	20.4		7.8		(1.4)		(3.9)		22.9
Performance Share Awards (PSA)	4.1		2.3		(0.5)		(0.4)		5.5
Leadership Share Awards	11.3		5.9		(1.0)		(3.8)		12.4

Weighted average fair value (pence per share)
Executive Performance Share Plan (EPSP)	924	p	919	p	947	p	752	p	950	p
Performance Share Awards (PSA)	952	p	857	p	939	p	926	p	915	p
Leadership Share Awards	899	p	654	p	934	p	673	p	848	p

	Non-vested 1 January 2022 number m		Granted number m		Forfeited number m		Vested number m		Non-vested 31 December 2022 number m
Executive Performance Share Plan (EPSP)	16.7		6.1		(2.2)		(0.2)		20.4
Performance Share Awards (PSA)	3.1		4.0		(0.2)		(2.8)		4.1
Leadership Share Awards	10.4		4.9		(1.2)		(2.8)		11.3

Weighted average fair value (pence per share)
Executive Performance Share Plan (EPSP)	900	p	1,025	p	1,055	p	613	p	924	p
Performance Share Awards (PSA)	604	p	911	p	798	p	519	p	952	p
Leadership Share Awards	922	p	787	p	881	p	795	p	899	p
The total fair value of shares vested for all the Group’s restricted stock plans during the year ended 31 December 2023 was £81.6 million (2022: £65.4 million, 2021: £64.1 million).

Share options
Terms of share option plans
In 2015, the Group introduced the Share Option Plan 2015 to replace both the 'all-employee' Worldwide Share Ownership Plan and the discretionary Executive Stock Option Plan. Two kinds of options over ordinary shares can be granted, both with a market value exercise price. Firstly, options can be granted to employees who have worked at a company owned by WPP plc for at least two years which are not subject to performance conditions. Secondly, options may be granted on a discretionary basis subject to the satisfaction of performance conditions.
The Worldwide Share Ownership Programme was open for participation to employees with at least two years’ employment in the Group. It was not available to those participating in other share-based incentive programmes or to Executive Directors. The vesting period for each grant is three years and there are no performance conditions other than continued employment with the Group.
The Executive Stock Option Plan has historically been open for participation to WPP Group Leaders, Partners and High Potential Group. It is not currently offered to Parent Company Executive Directors. The vesting period is three years and performance conditions include achievement of various TSR (Total Shareholder Return) and EPS (Earnings Per Share) objectives, as well as continued employment. The terms of these stock options are such that if, after nine years and eight months, the performance conditions have not been met, the stock option will lapse automatically.
The Group grants stock options with a life of ten years, including the vesting period.
WPP Worldwide Share Ownership Programme (WWOP)
As at 31 December 2023, unexercised options over ordinary shares of 650,825 and unexercised options over ADRs of 72,695 have been granted under the WPP Worldwide Share Ownership Programme as follows:

	Number of ordinary shares under option	Exercise price per share (£)	Exercise dates
Unexercised options over ordinary shares	647,575	13.145	2017-2024
Unexercised options over ordinary shares	3,250	13.145	2018-2024

	Number of ADRs under option	Exercise price per ADR ($)	Exercise dates
Unexercised options over ADR	72,695	102.670	2017-2024
WPP Share Option Plan 2015 (WSOP)
As at 31 December 2023, unexercised options over ordinary shares of 15,369,025 and unexercised options over ADRs of 1,772,400 have been granted under the WPP Share Option Plan as follows:

	Number of ordinary shares under option	Exercise price per share (£)	Exercise dates
Unexercised options over ordinary shares	3,524,700	7.064	2025-2032
Unexercised options over ordinary shares	1,806,625	7.344	2023-2030
Unexercised options over ordinary shares	9,500	7.344	2023-2027
Unexercised options over ordinary shares	849,350	8.372	2021-2028
Unexercised options over ordinary shares	7,000	8.372	2021-2025
Unexercised options over ordinary shares	125,125	8.684	2025-2029
Unexercised options over ordinary shares	2,682,975	8.684	2025-2032
Unexercised options over ordinary shares	1,466,100	9.600	2022-2029
Unexercised options over ordinary shares	8,875	9.600	2022-2026
Unexercised options over ordinary shares	2,237,900	11.065	2023-2030
Unexercised options over ordinary shares	1,040,350	13.085	2020-2027
Unexercised options over ordinary shares	7,625	13.085	2020-2024
Unexercised options over ordinary shares	4,000	15.150	2019-2025
Unexercised options over ordinary shares	739,850	15.150	2018-2025
Unexercised options over ordinary shares	859,050	17.055	2019-2026

	Number of ADRs under option	Exercise price per ADR ($)	Exercise dates
Unexercised options over ADR	409,115	44.120	2025-2032
Unexercised options over ADR	198,380	48.950	2023-2030
Unexercised options over ADR	318,125	52.600	2025-2032
Unexercised options over ADR	120,995	53.140	2021-2028
Unexercised options over ADR	169,790	62.590	2022-2029
Unexercised options over ADR	255,510	73.780	2023-2030
Unexercised options over ADR	117,650	88.260	2020-2027
Unexercised options over ADR	100,960	105.490	2020-2026
Unexercised options over ADR	81,875	115.940	2018-2025
The aggregate status of the WPP Share Option Plans during 2023 was as follows:
Movements on options granted (represented in ordinary shares)

	1 January 2023	Granted	Exercised	Forfeited	Outstanding 31 December 2023	Exercisable 31 December 2023
WPP	—	—	—	—	—	—
WWOP	1,639,025	—	—	(624,725)	1,014,300	—
WSOP	21,299,025	5,586,650	(85,900)	(2,568,750)	24,231,025	7,386,400
	22,938,050	5,586,650	(85,900)	(3,193,475)	25,245,325	7,386,400

	1 January 2022	Granted	Exercised	Forfeited	Outstanding 31 December 2022	Exercisable 31 December 2022
WPP	6,741	—	—	(6,741)	—	—
WWOP	2,049,299	—	(2,575)	(407,699)	1,639,025	—
WSOP	19,608,150	5,224,050	(123,125)	(3,410,050)	21,299,025	3,188,675
	21,664,190	5,224,050	(125,700)	(3,824,490)	22,938,050	3,188,675
Weighted average exercise price for options over

	1 January 2023	Granted	Exercised	Forfeited	Outstanding 31 December 2023	Exercisable 31 December 2023
Ordinary shares (£)
WPP	—	—	—	—	—	—
WWOP	13.224	—	—	13.432	13.145	—
WSOP	10.356	—	8.350	9.959	9.652	—
ADRs ($)
WWOP	106.379	—	—	109.949	102.670	—
WSOP	67.910	—	48.950	66.181	62.587	44.120

	1 January 2022	Granted	Exercised	Forfeited	Outstanding 31 December 2022	Exercisable 31 December 2022
Ordinary shares (£)
WPP	9.355	—	—	9.355	—	—
WWOP	12.923	—	8.458	11.565	13.224	—
WSOP	10.854	8.684	8.357	10.530	10.356	7.344
ADRs ($)
WWOP	101.693	—	—	85.706	106.379	—
WSOP	72.228	52.600	53.270	71.674	67.910	48.950
Options over ordinary shares
Outstanding

Range of exercise prices £	Weighted average exercise price £	Weighted average contractual life Months
7.344-17.055	10.455	70
Options over ADRs
Outstanding

Range of exercise prices $	Weighted average exercise price $	Weighted average contractual life Months
44.120-115.940	64.166	80
As at 31 December 2023 there was £10.1 million (2022: £11.1 million) of total unrecognised compensation costs related to share options. The cost is expected to be recognised over a weighted average period of 19 months (2022: 20 months).
Share options are satisfied out of newly issued shares.
The weighted average fair value of options granted in the year calculated using the Black-Scholes model was as follows:

		2023		2022		2021
Fair value of UK options (shares)	131.0	p	177.0	p	220.0	p
Fair value of US options (ADRs)		$8.59		$11.48		$14.89
Weighted average assumptions
UK risk-free interest rate		4.00%		2.92%		0.63%
US risk-free interest rate		4.53%		4.09%		1.16%
Expected life (months)		48		48		48
Expected volatility		33%		32%		34%
Dividend yield		5.6%		3.9%		3.4%
Options are issued at an exercise price equal to market value on the date of grant.
The average share price of the Group for the year ended 31 December 2023 was £8.41 (2022: £9.13, 2021: £9.64) and the average ADR price for the same period was $52.31 (2022: $56.80, 2021: $66.44). The average share price of the Group for year ended 31 December 2023 approximates the weighted average share price during the periods of exercise throughout the year.
Expected volatility is sourced from external market data and represents the historical volatility in the Company’s share price over a period equivalent to the expected option life.
Expected life is based on a review of historical exercise behaviour in the context of the contractual terms of the options, as described in more detail on page F-47.